Business segment information (Tables)	12 Months Ended
Dec. 31, 2025
Business segment information
Schedule of certain information regarding the bank's operations by segment
The following table provides certain information regarding the Bank’s operations by segment:

	December 31, 2025
	Commercial	Treasury	Total
Interest income	632,020	136,444	768,464
Interest expense	(571)	(496,711)	(497,282)
Inter-segment net interest income	(388,997)	388,997	—
Net interest income	242,452	28,730	271,182
Other income (expense), net	62,767	5,621	68,388
Total revenues	305,219	34,351	339,570

Impairment losses on financial instruments	(22,251)	132	(22,119)
Operating expenses	(71,377)	(19,192)	(90,569)
Profit	211,591	15,291	226,882

Assets	9,327,239	3,430,570	12,757,809
Liabilities	188,470	10,867,813	11,056,283

	December 31, 2024
	Commercial	Treasury	Total
Interest income	641,677	143,355	785,032
Interest expense	(496)	(525,325)	(525,821)
Inter-segment net interest income	(410,222)	410,222	—
Net interest income	230,959	28,252	259,211
Other income (expense), net	45,436	(1,011)	44,425
Total revenues	276,395	27,241	303,636

Impairment losses on financial instruments	(17,930)	631	(17,299)
Operating expenses	(63,983)	(16,481)	(80,464)
Profit	194,482	11,391	205,873

Assets	8,649,283	3,192,339	11,841,622
Liabilities	265,826	10,210,207	10,476,033

	December 31, 2023
	Commercial	Treasury	Total
Interest income	566,212	113,048	679,260
Interest expense	(467)	(445,610)	(446,077)
Inter-segment net interest income	(361,997)	361,997	—
Net interest income	203,748	29,435	233,183
Other income (expense), net	33,792	(856)	32,936
Total revenues	237,540	28,579	266,119

Impairment losses on financial instruments	(26,785)	(678)	(27,463)
Operating expenses	(57,324)	(15,174)	(72,498)
Profit	153,431	12,727	166,158

Assets	7,498,230	3,231,534	10,729,764
Liabilities	279,853	9,206,381	9,486,234

Schedule of reconciliation of information on reportable segments
The following table shows the reconciliation of information by business segments:

	December 31,
	2025	2024	2023
Profit for the year	226,882	205,873	166,158

Assets:
Assets from reportable segments	12,757,809	11,841,622	10,729,764
Other assets - unallocated	28,584	17,051	14,028
Total	12,786,393	11,858,673	10,743,792

Liabilities:
Liabilities from reportable segments	11,056,283	10,476,033	9,486,234
Other liabilities - unallocated	51,363	45,431	53,734
Total	11,107,646	10,521,464	9,539,968

Schedule of geographic information analyses the bank's revenue and non-current assets by the bank's country	In presenting the geographic segment information detailed below, total revenues are based on the client's country of risk and non-current assets are based on the client´s geographic location.

	December 31,
	2025			2024		2023
	Total revenues		Non-current assets (*)	Total revenues	Non-current assets (*)	Total revenues	Non-current assets (*)
Argentina	12,205		279	7,595	48	4,748	80
Brazil	36,453		395	30,093	461	25,630	292
Chile	12,878		—	11,563	—	11,273	—
Colombia	25,802		64	35,487	118	32,584	181
Costa Rica	16,576		—	12,694	—	10,358	—
Dominican Republic	30,218		—	22,773	—	20,164	—
Ecuador	18,866		—	17,402	—	15,107	—
El Salvador	3,586		—	2,837	—	2,209	—
Guatemala	45,376		—	28,775	—	24,061	—
Honduras	6,626		—	7,370	—	6,312	—
Jamaica	3,704		—	4,073	—	3,337	—
Mexico	41,621		608	44,570	831	35,442	400
Panama	8,335		28,739	6,449	21,668	6,753	18,119
Paraguay	5,079		—	2,724	—	2,734	—
Peru	15,182		—	25,317	—	20,501	—
Puerto Rico	1,143	—	—	577	—	—	—
Suriname	13,875		—	—	—	—	—
Trinidad and Tobago	7,288		—	6,978	—	6,832	—
Uruguay	3,404		—	1,877	—	1,208	—
Other countries (1)	31,353		332	34,482	213	36,866	327
Total revenues	339,570		30,417	303,636	23,339	266,119	19,399
(1) Other countries consist of total income per country in the Region in which total income did not exceed $1 million for any of the periods indicated above and top-rated countries outside of Latin America.
(*) Include equipment and leasehold improvements,net and intangible assets.